Investment in an Equity Investee - Summarized balance sheets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Jun. 30, 2024	Dec. 31, 2023
Summarized balance sheets
Current assets	$ 1,592,327	$ 1,066,555
Current liabilities	(342,349)	(376,562)
Net assets	1,241,923	771,853	$ 752,018	$ 743,387
Gain on divestment of SHPL
Summarized balance sheets
Current assets	215,248	213,707
Non-current assets	65,629	67,561
Current liabilities	(210,965)	(126,154)
Non-current liabilities	(5,890)	(3,858)
Net assets	$ 64,022	$ 151,256